TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes		26.50%	25.00%	25.00%
Operating Loss Carryforwards		$ 15,929
Effective Income Tax Rate Reconciliation Tax Withholding Percent	90.00%		20.00%
Income Tax Expense Benefit Continue Operations		156	2,811	219
Provisions Tax Reversal For Limitation Of Prior Tax			1,270
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate		26.50%	25.00%	25.00%
Cash and Cash Equivalents, at Carrying Value	35,134	72,515	35,134	37,744	28,711
Non-Israel Subsidiaries [Member]
Income Taxes [Line Items]
Cash and Cash Equivalents, at Carrying Value		21,200
Europe [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		4,999
United States [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 427
Other Areas [Member] | Year Two Thousand Fourteen [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes		16.00%